Operating Segments - Schedule of Operating Segments (Parenthetical) (Detail) - CAD ($) $ in Millions	3 Months Ended
	Jan. 31, 2024	Oct. 31, 2023	Jan. 31, 2023
Other smaller operating segments and corporate adjustments [member]
Disclosure of operating segments [line items]
Net income from investments in associated corporations	$ (18)	$ (68)	$ (65)
Tax-exempt income	43	115	120
Canadian banking [member]
Disclosure of operating segments [line items]
Net income from investments in associated corporations		24	15
International banking [member]
Disclosure of operating segments [line items]
Net income from investments in associated corporations	60	56	63
Global Wealth Management [member]
Disclosure of operating segments [line items]
Net income from investments in associated corporations	$ 4	5	$ 3
Global banking and markets [member]
Disclosure of operating segments [line items]
Net income from investments in associated corporations		$ 1